SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of revenues by service categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from operations:
Revenues	$ 928	$ 2,774	$ 9,192
Air Travel Media Network
Revenues from operations:
Revenues	928	2,768	9,191
Others
Revenues from operations:
Revenues	$ 0	$ 6	$ 1